Leases - Schedule of Maturity of Remaining Operating Leases Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Lease
2025	$ 391
2026	400
2027	327
2028	330
2029	112
Thereafter	326
Total lease payments	1,886
Less imputed interest	(208)
Total lease liabilities, as reported	$ 1,678	$ 1,213